                                                                    MAY 28, 1998



(ON CHAPMAN AND CUTLER LETTERHEAD)


SECURITIES AND EXCHANGE COMMISSION
450 FIFTH STREET, N.W.
WASHINGTON, D.C. 20549


RE:  Nuveen Unit Trust, Series 1002



     File No. 333-53555


     Dear Sir or Madam:


     On behalf of John Nuveen & Co. Incorporated, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "Registration Statement") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 487(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on May 28, 1998.


     Very truly yours,


     Chapman and Cutler